United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/15

Date of Reporting Period: 09/30/15

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2015
Share Class	Ticker
Institutional	FGFIX
Service	FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mortgage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2015, was 3.46% for the Institutional Shares and 3.15% for the Service Shares. The 3.46% total return of the Institutional Shares consisted of 2.84% in taxable dividends and price appreciation of 0.62% in the net asset value of the shares. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 3.43% for the same period. The total return of Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 3.15% for the same period. The Fund's and the LUSMFA's total returns for the reporting period reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration strategy; (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the BMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Domestic economic growth continued at a moderate pace during the reporting period, but was buffeted by the impacts of a stronger dollar and a significant slowdown in investment in the Oil & Gas sector. Positive developments included continued progress in the jobs market with a decline in the unemployment rate, a very low level of initial jobless claims and a healthier consumer balance sheet. Still, the rate of growth remained sub-par as international weakness, particularly in emerging markets, and little improvement in real wage growth hampered the economic expansion.
Central banks across the globe continued to pursue stimulative monetary policies via directly controlled short-term interest rates as well as quantitative easing (QE) programs designed to restrain longer-term rates. The Federal Reserve (the “Fed”) held the size of its balance sheet constant by reinvesting maturing principal into new securities and also held the federal funds target rate within a very low 0% to 0.25% range. However, as the Fed considered when and how to exit current stimulative monetary policies, the European Central Bank and the Bank of Japan both expanded their respective monetary policy stimulus programs to encourage faster growth in those economies. In emerging markets, the People's Bank of China also loosened monetary policy and lowered the value of the yuan in currency markets in response to weaker growth in the
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Chinese economy. The slower growth globally, and in particular in emerging markets, negatively impacted U.S. growth, and U.S. market participants were closely monitoring and reacting to events abroad as well as economic trends within the United States.
Despite markets anticipating an exit by the Fed from monetary stimulus, intermediate- and longer-term Treasury yields fell over the reporting period due to the impact of a stronger dollar and lower yields overseas. There remained considerable caution in U.S. and global financial markets, with elevated geopolitical and economic risk weighing on economic growth globally.
Two-year Treasury yields increased 6 basis points to yield 0.63%, while 10-year yields decreased 45 basis points to 2.04%.3
Duration
Portfolio strategy incorporated an expectation of higher interest rates. Therefore, interest rate sensitivity was reduced so that an increase in market yields would have less impact on the Fund relative to the benchmark. However, Treasury yields fell for intermediate- and longer-term securities, marginally detracting from Fund performance during the reporting period.
SECTOR ALLOCATION
Sector strategy involved an underweight to agency mortgage-backed securities (MBS) with proceeds deployed in non-agency residential MBS, both agency and non-agency commercial MBS, asset-backed securities, and agency risk transfer securities.4 Generally speaking, these sectors performed well, with total rates of return above those of residential agency-issued MBS. Therefore, sector allocation positively affected Fund performance.
SECURITY SELECTION
Outside of the agency MBS sector, the Fund tactically managed its exposure to securities with greater credit risk, adding to holdings when spreads were wide and reducing exposure after spreads tightened. This tactical rebalancing added to Fund total return. Security selection within these sectors also contributed to Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Fund (the “Fund”) from September 30, 2005 to September 30, 2015, compared to the Barclays Mortgage-Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2015
Average Annual Total Returns for the Period Ended 9/30/2015
	1 Year	5 Years	10 Years
Institutional Shares	3.46%	2.74%	4.08%
Service Shares	3.15%	2.43%	3.78%
BMBS	3.43%	3.03%	4.71%
LUSMFA	3.15%	3.29%	4.30%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BMBS is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The BMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2015, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	59.5%
Non-Agency Mortgage-Backed Securities	18.3%
Asset-Backed Securities	8.8%
Agency Risk Transfer Securities	6.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.8%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.2%
Derivative Contracts[2,3]	0.0%
Other Security Type[3,4]	0.0%
Cash Equivalent[5]	1.5%
Repurchase Agreements—Collateral[6]	6.4%
Other Assets and Liabilities—Net[7]	(6.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Other Security Type consists of a purchased put option.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2015
Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—59.1%
		Federal Home Loan Mortgage Corporation—28.2%
$1,380,491		3.000%, 4/1/2032	$1,433,337
9,942,677		3.500%, 4/1/2042 - 7/1/2042	10,395,839
10,083,086		4.000%, 7/1/2019 - 10/1/2045	10,760,535
7,294,398		4.500%, 11/1/2018 - 9/1/2040	7,878,205
4,861,626		5.000%, 7/1/2019 - 10/1/2039	5,329,944
3,495,338		5.500%, 8/1/2016 - 10/1/2039	3,877,175
2,042,509		6.000%, 7/1/2021 - 7/1/2037	2,340,506
227,099		7.500%, 1/1/2027 - 2/1/2031	270,682
		TOTAL	42,286,223
		Federal National Mortgage Association—28.3%
3,067,208		3.000%, 7/1/2033 - 8/1/2033	3,184,624
1,576,467		3.500%, 8/1/2020 - 6/1/2032	1,668,888
17,777,100	[1]	4.000%, 1/1/2025 - 10/1/2045	19,035,684
8,660,718		4.500%, 5/1/2018 - 2/1/2042	9,411,292
2,762,972		5.000%, 12/1/2017 - 7/1/2040	3,026,199
2,874,930		5.500%, 8/1/2019 - 4/1/2036	3,222,346
2,183,710		6.000%, 2/1/2026 - 10/1/2037	2,503,227
296,023		6.500%, 7/1/2029 - 8/1/2034	346,341
47,994		7.000%, 6/1/2016 - 2/1/2030	53,877
6,551		8.000%, 12/1/2026	7,880
		TOTAL	42,460,358
		Government National Mortgage Association—2.6%
1,136,000		4.500%, 10/15/2039	1,237,929
1,684,503		5.000%, 1/15/2023 - 9/20/2039	1,860,275
522,089		5.500%, 11/20/2034 - 5/15/2038	587,892
63,595		7.000%, 9/15/2028 - 11/15/2031	75,321
159,184		8.000%, 10/15/2030 - 11/15/2030	194,270
		TOTAL	3,955,687
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $84,260,774)	88,702,268
		COLLATERALIZED MORTGAGE OBLIGATIONS—18.7%
		Federal Home Loan Mortgage Corporation—0.0%
56,381		REMIC 2497 NE, 5.000%, 9/15/2017	58,247
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Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—0.4%
$92,301		REMIC 1999-13 PH, 6.000%, 4/25/2029	$104,905
23,257		REMIC 321 2, 6.500%, 4/25/2032	5,431
688,649		REMIC 356 23, 6.500%, 12/25/2034	136,720
789,938		REMIC 356 24, 6.500%, 9/25/2035	156,464
665,889		REMIC 368 27, 6.500%, 11/25/2035	125,930
		TOTAL	529,450
		Non-Agency Mortgage-Backed Securities—18.3%
966,880		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	971,318
811,340		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	733,008
241,355		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	196,853
741,119	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	742,604
3,249,598	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,243,721
2,118,794	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,001,254
2,273,761	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,337,809
1,511,768	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,550,146
257,622		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	252,443
629,076		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	582,521
19,402	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	16,203
37,613		Sequoia Mortgage Trust 2010-H1, Class A1, 2.182%, 2/25/2040	37,949
80,335		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	80,234
598,444		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	608,975
1,453,097		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,370,322
1,626,518		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,502,864
2,962,248		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,787,867
2,046,071		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,057,368
852,164	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	892,134
2,571,040	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,636,854
1,350,000	[2]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,370,882
964,729		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	819,585
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Principal Amount or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage-Backed Securities—continued
$621,347	Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	$645,522
	TOTAL	27,438,436
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,851,075)	28,026,133
	AGENCY RISK TRANSFER SECURITIES—6.8%
1,500,000	Connecticut Avenue Securities Floating Rate Note, 3.194%, 7/25/2024	1,357,085
1,500,000	Connecticut Avenue Securities Floating Rate Note, 4.594%, 1/25/2024	1,502,634
1,500,000	Connecticut Avenue Securities Floating Rate Note, 5.094%, 11/25/2024	1,504,057
1,500,000	Structured Agency Credit Risk Debt Note Floating Rate Note, 3.794%, 4/25/2024	1,406,730
1,500,000	Structured Agency Credit Risk Debt Note Floating Rate Note, 4.194%, 8/25/2024	1,459,000
1,500,000	Structured Agency Credit Risk Debt Note Floating Rate Note, 4.694%, 2/25/2024	1,496,978
1,500,000	Structured Agency Credit Risk Debt Note Floating Rate Note, 4.744%, 10/25/2024	1,493,727
	TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $10,557,070)	10,220,211
	ADJUSTABLE RATE MORTGAGES—0.2%
	Federal Home Loan Mortgage Corporation ARM—0.0%
67,883	2.215%, 7/1/2035	72,075
	Federal National Mortgage Association ARM—0.2%
152,451	1.972%, 7/1/2034	161,391
58,212	2.550%, 2/1/2036	62,265
	TOTAL	223,656
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $277,502)	295,731
	ASSET-BACKED SECURITIES—8.8%
	Auto Receivables—6.9%
1,120,000	AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	1,125,737
1,100,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,111,033
2,000,000	Hyundai Auto Receivables Trust 2015-A, Class D, 2.730%, 6/15/2021	2,017,848
1,720,000	Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,729,411
1,430,000	Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	1,447,813
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Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,680,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	$1,684,273
1,220,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,239,788
		TOTAL	10,355,903
		Equipment Lease—1.0%
350,000	[2,3]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	355,486
1,130,000	[2,3]	Volvo Financial Equipment LLC 2015-1A, Class C, 2.420%, 11/15/2022	1,148,975
		TOTAL	1,504,461
		Other—0.9%
1,293,502	[2,3]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	1,309,443
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,022,602)	13,169,807
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
		Agency Commercial Mortgage-Backed Securities—4.8%
1,500,000	[2,3]	FREMF Mortgage Trust 2012-K22, 3.812%, 8/25/2045	1,516,822
1,750,000	[2,3]	FREMF Mortgage Trust 2013-K30, 3.667%, 6/25/2045	1,734,165
1,869,000	[2,3]	FREMF Mortgage Trust 2014-K715, 4.118%, 2/25/2046	1,954,806
2,000,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	2,048,399
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,271,050)	7,254,192
		PURCHASED PUT OPTION—0.0%
150		United States Treasury, Strike Price $123.00, Expiration Date: 11/21/2015 (IDENTIFIED COST $55,807)	5,859
		REPURCHASE AGREEMENT—7.9%
11,794,000	[5]	Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (AT COST)	11,794,000
		TOTAL INVESTMENTS—106.3% (IDENTIFIED COST $156,089,880)[6]	159,468,201
		OTHER ASSETS AND LIABILITIES - NET—(6.3)%[7]	(9,448,378)
		TOTAL NET ASSETS—100%	$150,019,823
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At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes 10-Year Long Futures	30	$3,862,031	December 2015	$30,573
[8]United States Treasury Ultra Bond Long Futures	12	$1,924,875	December 2015	$24,984
[8]United States Treasury Notes 5-Year Short Futures	40	$4,820,625	December 2015	$(21,777)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$33,780
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $24,859,703, which represented 16.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2015, these liquid restricted securities amounted to $23,472,618, which represented 15.7% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	The cost of investments for federal tax purposes amounts to $155,887,745.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$88,702,268	$—	$88,702,268
Collateralized Mortgage Obligations	—	28,009,930	16,203	28,026,133
Agency Risk Transfer Securities	—	10,220,211	—	10,220,211
Adjustable Rate Mortgages	—	295,731	—	295,731
Asset-Backed Securities	—	13,169,807	—	13,169,807
Commercial Mortgage-Backed Securities	—	7,254,192	—	7,254,192
Purchased Put Option	5,859	—	—	5,859
Repurchase Agreement	—	11,794,000	—	11,794,000
TOTAL SECURITIES	$5,859	$159,446,139	$16,203	$159,468,201
OTHER FINANCIAL INSTRUMENTS*	$33,780	$—	$—	$33,780
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.65	$9.60	$10.03	$9.98	$9.97
Income From Investment Operations:
Net investment income	0.27	0.28	0.24[1]	0.29[1]	0.34[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	0.05	(0.40)	0.11	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.33	(0.16)	0.40	0.43
Less Distributions:
Distributions from net investment income	(0.27)	(0.28)	(0.27)	(0.35)	(0.42)
Net Asset Value, End of Period	$9.71	$9.65	$9.60	$10.03	$9.98
Total Return[2]	3.46%	3.45%	(1.58)%	4.10%	4.39%
Ratios to Average Net Assets:
Net expenses	0.49%	0.48%	0.40%	0.38%	0.35%
Net investment income	2.71%	2.76%	2.47%	2.95%	3.41%
Expense waiver/reimbursement[3]	0.16%	0.16%	0.22%	0.21%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$132,127	$150,646	$175,969	$221,088	$265,567
Portfolio turnover	71%	40%	164%	227%	222%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	62%	8%	64%	64%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.65	$9.60	$10.03	$9.98	$9.97
Income From Investment Operations:
Net investment income	0.24	0.25	0.21[1]	0.26[1]	0.31[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	0.05	(0.40)	0.11	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.30	(0.19)	0.37	0.40
Less Distributions:
Distributions from net investment income	(0.24)	(0.25)	(0.24)	(0.32)	(0.39)
Net Asset Value, End of Period	$9.71	$9.65	$9.60	$10.03	$9.98
Total Return[2]	3.15%	3.15%	(1.87)%	3.79%	4.08%
Ratios to Average Net Assets:
Net expenses	0.79%	0.78%	0.70%	0.68%	0.65%
Net investment income	2.38%	2.45%	2.17%	2.65%	3.11%
Expense waiver/reimbursement[3]	0.34%	0.34%	0.39%	0.39%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,893	$34,579	$40,329	$49,665	$53,023
Portfolio turnover	71%	40%	164%	227%	222%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	62%	8%	64%	64%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
September 30, 2015
Assets:
Total investment in securities, at value (identified cost $156,089,880)		$159,468,201
Cash		3,811
Restricted cash (Note 2)		69,685
Income receivable		452,789
Receivable for shares sold		27,513
Receivable for daily variation margin		30,312
TOTAL ASSETS		160,052,311
Liabilities:
Payable for investments purchased	$9,571,633
Payable for shares redeemed	273,032
Income distribution payable	139,828
Payable for distribution services fee (Note 5)	809
Payable for other service fees (Notes 2 and 5)	3,100
Accrued expenses (Note 5)	44,086
TOTAL LIABILITIES		10,032,488
Net assets for 15,443,293 shares outstanding		$150,019,823
Net Assets Consist of:
Paid-in capital		$152,843,678
Net unrealized appreciation of investments and futures contracts		3,412,101
Accumulated net realized loss on investments and futures contracts		(6,254,120)
Undistributed net investment income		18,164
TOTAL NET ASSETS		$150,019,823
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$132,126,567 ÷ 13,600,544 shares outstanding, $0.001 par value 1,000,000,000 shares authorized		$9.71
Service Shares:
$17,893,256 ÷ 1,842,749 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized		$9.71
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended September 30, 2015
Investment Income:
Interest			$5,599,317
Expenses:
Investment adviser fee (Note 5)		$699,967
Administrative fee (Note 5)		136,942
Custodian fees		24,865
Transfer agent fee		69,441
Directors'/Trustees' fees (Note 5)		3,534
Auditing fees		29,800
Legal fees		8,981
Portfolio accounting fees		110,011
Distribution services fee (Note 5)		69,428
Other service fees (Notes 2 and 5)		63,095
Share registration costs		30,802
Printing and postage		14,127
Taxes		13,589
Miscellaneous (Note 5)		7,199
TOTAL EXPENSES		1,281,781
Waivers (Note 5):
Waiver of investment adviser fee	$(283,224)
Waiver of other operating expenses	(49,209)
TOTAL WAIVERS		(332,433)
Net expenses			949,348
Net investment income			4,649,969
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			580,390
Net realized gain on futures contracts			407,323
Net change in unrealized appreciation of investments			393,179
Net change in unrealized appreciation of futures contracts			(6,239)
Net realized and unrealized gain on investments and futures contracts			1,374,653
Change in net assets resulting from operations			$6,024,622
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended September 30	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,649,969	$5,253,624
Net realized gain on investments and futures contracts	987,713	695,103
Net change in unrealized appreciation/depreciation of investments and futures contracts	386,940	424,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,024,622	6,373,453
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,089,085)	(4,570,051)
Service Shares	(682,075)	(932,176)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,771,160)	(5,502,227)
Share Transactions:
Proceeds from sale of shares	56,073,483	26,838,078
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Mortgage Securities Fund	—	38,208,159
Net asset value of shares issued to shareholders in payment of distributions declared	3,150,261	3,926,123
Cost of shares redeemed	(95,681,987)	(100,916,586)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,458,243)	(31,944,226)
Change in net assets	(35,204,781)	(31,073,000)
Net Assets:
Beginning of period	185,224,604	216,297,604
End of period (including undistributed net investment income of $18,164 and $51,194, respectively)	$150,019,823	$185,224,604
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2015
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Mortgage Securities Fund (“Mortgage Securities Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Mortgage Securities Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Mortgage Securities Fund, Trust Shares exchanged, a shareholder received 0.869 shares of the Fund's Institutional Shares.
For every one share of Mortgage Securities Fund, Class A Shares exchanged, a shareholder received 0.875 shares of the Fund's Service Shares.
The Fund received net assets from the Mortgage Securities Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Mortgage Securities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,947,124	$38,208,159	$922,639	$ 169,951,192	$208,159,351
1	Unrealized Appreciation is included in the Mortgage Securities Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on October 1, 2013, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended September 30, 2014, are as follows:
Net investment income*	$6,314,170
Net realized and unrealized gain on investments	$1,185,080
Net increase in net assets resulting from operations	$7,499,250
*	Net investment income reflects $272,488 of pro forma eliminated expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of earnings of the Mortgage Securities Fund that has been included in the Fund's Statement of Changes in Net Assets as of September 30, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating
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the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$63,095
For the year ended September 30, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$16,232	$16,203
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,370,882
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,809,415 and $8,216,724, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for
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writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2015, the Fund had no outstanding written option contracts.
The average market value of purchased options held by the Fund throughout the period was $9,660. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$33,780*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Purchased Options	Total
Interest rate contracts	$407,323	$23,774	$431,097

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Purchased Options	Total
Interest rate contracts	$(6,239)	(49,947)	$(56,186)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,302,099	$51,587,403	2,372,076	$22,831,838
Proceeds from shares issued in connection with tax-free transfer of assets from Huntington Mortgage Securities Fund	—	—	3,644,052	35,274,421
Shares issued to shareholders in payment of distributions declared	292,697	2,850,190	372,351	3,585,782
Shares redeemed	(7,603,664)	(73,946,870)	(9,111,941)	(87,715,851)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,008,868)	$(19,509,277)	(2,723,462)	$(26,023,810)

Year Ended September 30	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	460,528	$4,486,080	416,665	$4,006,240
Proceeds from shares issued in connection with tax-free transfer of assets from Huntington Mortgage Securities Fund	—	—	303,072	2,933,738
Shares issued to shareholders in payment of distributions declared	30,831	300,071	35,341	340,341
Shares redeemed	(2,231,799)	(21,735,117)	(1,373,298)	(13,200,735)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,740,440)	$(16,948,966)	(618,220)	$(5,920,416)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,749,308)	$(36,458,243)	(3,341,682)	$(31,944,226)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions, expired capital loss carryforwards and Treasury Inflation-Protected securities.
For the year ended September 30, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(7,353,651)	$88,161	$7,265,490
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2015 and 2014 was as follows:
	2015	2014
Ordinary income	$4,771,160	$5,502,227
As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$18,141
Net unrealized appreciation	$3,580,456
Capital loss carryforwards	$(6,422,452)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions, options and REMIC adjustments.
At September 30, 2015, the cost of investments for federal tax purposes was $155,887,745. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $3,580,456. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,029,063 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,448,607.
At September 30, 2015, the Fund had a capital loss carryforward of $6,422,452 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$136,455	$—	$136,455
2016	$1,771,734	NA	$1,771,734
2018	$4,514,263	NA	$4,514,263
The Fund used capital loss carryforwards of $900,370 to offset capital gains realized during the year ended September 30, 2015.
During the year ended September 30, 2015, the Fund had expired capital loss carryforwards of $7,353,651.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2015, the Adviser voluntarily waived $283,224 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$69,428	$(49,209)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2015, FSC retained $20,219 of fees paid by the Fund.
Other Service Fees
For the year ended September 30, 2015, FSSC received $434 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have voluntarily agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2015, were as follows:
Purchases	$51,828,289
Sales	$25,459,879
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2015, there were no outstanding loans. During the year ended September 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow other participating affiliated funds. As of September 30, 2015, there were no outstanding loans. During the year ended September 30, 2015, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Directors OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED Mortgage fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc. as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Fund as of September 30, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,005.10	$2.46
Service Shares	$1,000	$1,003.60	$3.97
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.61	$2.48
Service Shares	$1,000	$1,021.11	$4.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Service Shares	0.79%
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Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Indefinite Term Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: October 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
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change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
43

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
29311 (11/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2015
Share Class	Ticker
A	FULAX
Institutional	FULIX
Service	FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2014 through September 30, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2015, was -0.32% for Class A Shares, 0.33% for Institutional Shares and -0.23% for Service Shares. The total return of the Barclays Short-Term Government/Corporate Index (BSTGCI),1 which was introduced as the Fund's broad-based securities market index during the reporting period, was 0.27%. The total return of the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T),2 the Fund's previous broad-based securities market index, was 0.25% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),3 a peer group average for the Fund, was 0.06%. The Fund's and LUSOFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of any index.
During the reporting period, the most significant factors affecting the Fund's performance were: (a) sector allocation; (b) duration;4 (c) security selection; and (d) the effect of derivative instruments.5
The following discussion will focus on the performance of the Fund's Institutional Shares relative to the BOAML1T.
Market Overview
A variety of conditions kept the Federal Reserve (the “Fed”) from raising short-term interest rate targets over the course of the reporting period, despite a continued recovery in the U.S. economy. Events ranging from geopolitical conflicts to slowdowns in emerging markets to weakness in global energy and commodity markets produced a level of uncertainty, which translated into mixed movements in short-term U.S. Treasury yields. The two-year Treasury note began the reporting period with a yield of 0.57% and finished the period with a yield of 0.63%. On the other hand, the five year note began the period with a yield of 1.76% and finished with a yield of 1.36%. Credit spreads maintained a fairly steady march wider during the course of the period under review, with the option-adjusted spread on the Barclays 1-3 Year Credit Index6 moving from 0.54% at the start of the reporting period to 0.90% at the end of the reporting period.
Annual Shareholder Report

SECTOR ALLOCATION
As the BOAML1T has no sector diversification, one can speak of sector allocations and performance in the absolute sense or relative to each other. As mentioned above, spreads on credit products generally widened over the reporting period, though the carry (i.e., coupon income) provided on the portfolio more than offset this and still allowed for better performance relative to the benchmark. The Fund maintained overweights in credit products for the entire period, and security selection generated a portfolio with better carry than the benchmark.
At the end of the reporting period, the Fund had a 45% allocation, its largest, to non-mortgage asset-backed securities (ABS) (predominantly backed by auto and credit card receivables). These securities performed reasonably well, although like most credit-sensitive securities, they finished the reporting period with wider spreads than had existed at the beginning of the reporting period. Fund management continued to seek opportunities in this sector by maintaining an allocation to subordinate ABS exposure, as well as opportunistic, well-structured “off-the-run” ABS assets like student loan receivables. At the end of the reporting period, the Fund's allocation to ABS added 53 bps of return (on an absolute basis). Short duration corporate securities (approximately 35% of assets at the end of the reporting period) also suffered from widening spreads, but still added an additional 18 bps of return, including a positive 7 bps return from bank loan exposure offset by 2 bps detraction from high-yield bond exposure. Mortgage-backed7 exposure (11% of total exposure) returned 14 bps.
Duration
The Fund continued to maintain a duration profile shorter than that of the BOAML1T for the entirety of the reporting period. The rationale was that the next move in interest rates was more likely to be upward rather than downward, and that the return “penalty” for being wrong was low given the extremely low level of yields available at the short end of the yield curve during the period under review. The duration for the Fund at the end of the reporting period was 0.4 years, as Fund management still believed that continued steady economic strength in the U.S. will trump global uncertainty and cause the Fed to finally raise the federal funds target rate. Fund management's decision to reduce duration through the use of short positions in exchange-traded Treasury futures cost 16 basis points (bps) of return (through a reduction of yield), though an offset to this figure was provided by the longer duration physical corporate and ABS which generated commensurately higher income returns.
SECURITY SELECTION
When considering specific security alpha (a measure of performance on a risk-adjusted basis), it must be remembered that the BOAML1T contains only Treasury securities, thus there is little overlap between the security composition of the index and securities in which the Fund invests. Where there is no overlap, all performance attributable to a security will constitute alpha relative to the
Annual Shareholder Report

benchmark as well as absolute return. There were no securities in the portfolio which generated a return of greater than two bps and only one which detracted from return by a like amount (Petrobras 2019 floating rate note, which subtracted 4 bps upon an exit from the position).
Effect of Derivative Instruments
Since the Fund's effective duration may not exceed one year, the Fund sometimes utilizes short positions in exchange-traded interest rate futures contracts as a means to reduce duration exposure resulting from the purchase of fixed-rate securities whose maturities may be up to five years or longer. These positions shortened the effective duration of the Fund by 0.27 years at the end of the reporting period, from 0.66 years, excluding the effect of futures positions, to 0.39 including them. With regard to yield curve positioning, the Fund's decision to shorten duration involved an increase in short positions in treasury futures at the two and five year points of the treasury yield curve, in amounts which do not always match the maturities of specific portfolio holdings.
In addition, the Fund utilized small positions in credit indices early in the reporting period under review to add exposure in specific asset classes (a “long” position). These had no material effect on Fund performance.
1	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI. During the reporting period, the Fund's investment adviser elected to change the Fund's broad-based securities market index to the BSTGCI from the BOAML1T.
2	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOAML1T.
3	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSOFA.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The fund is not a “money market” mutual fund. A money market mutual fund attempts to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The fund is not governed by those rules, and its shares will fluctuate in value.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The Barclays 1-3 Year Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted. The index is unmanaged, and it is not possible to invest directly in an index.
7	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund from September 30, 2005 to September 30, 2015, compared to the Barclays Short-Term Government/Corporate Index (BSTGCI),2 the BofA Merrill Lynch 1-Year Treasury Note Index (BOAML1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2015
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 9/30/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-2.35%	0.30%	1.58%
Institutional Shares	0.33%	1.26%	2.34%
Service Shares	-0.23%	0.81%	1.89%
BSTGCI	0.27%	0.30%	1.83%
BOAML1T	0.25%	0.33%	1.88%
LUSOFA	0.06%	0.68%	1.89%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	During the reporting period, the Fund's investment adviser elected to change the Fund's broad-based securities market index to the BSTGCI from the BOAML1T. The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The LUSOFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	45.1%
Corporate Debt Securities	32.3%
Collateralized Mortgage Obligations	9.9%
Floating Rate Loans	1.9%
Municipal Bond	0.9%
Mortgage-Backed Securities[3]	0.4%
Foreign Government Securities[4]	0.0%
Trade Finance Agreements	0.2%
U.S. Treasury Securities[4]	0.0%
Commercial Mortgage-Backed Securities[4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Other Security Types[6]	0.1%
Cash Equivalents[7]	10.0%
Other Assets and Liabilities—Net[8]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stocks and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2015
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association—0.2%
$978,699		FNMA ARM 544848, 2.470%, 4/01/2030	$1,001,289
1,733,743		FNMA ARM 544872, 2.809%, 7/01/2034	1,854,777
361,281		FNMA ARM 556379, 1.583%, 5/01/2040	370,394
1,750,213		FNMA ARM 618128, 1.937%, 8/01/2033	1,812,698
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,889,636)	5,039,158
		ASSET-BACKED SECURITIES—45.1%
		Auto Receivables—21.0%
4,078,973	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,079,482
2,978,358	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	2,976,535
2,177,380		Ally Auto Receivables Trust 2013-SN1, Class A4, 0.90%, 5/22/2017	2,178,180
7,061,703		Ally Auto Receivables Trust 2014-SN2, Class A2B, 0.516%, 3/20/2017	7,061,018
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.657%, 2/15/2018	10,007,121
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.727%, 9/15/2018	4,729,693
670,933	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	671,309
3,258,184	[1,2]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	3,257,726
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,192,394
1,709,818		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	1,715,133
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,107,537
1,687,500		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	1,688,391
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,016,149
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,054,382
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,085,572
2,560,000		Americredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,607,828
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	13,008,039
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,040,716
3,958,651	[1,2]	Bank of The West Auto Trust 2014-1, Class A2, 0.69%, 7/17/2017	3,960,140
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,000,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	$4,004,792
7,500,000		California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	7,502,232
2,004,269	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.449%, 4/7/2024	2,019,958
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.749%, 5/7/2024	3,605,224
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.049%, 5/7/2024	2,503,780
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.199%, 1/7/2025	3,001,857
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.599%, 1/7/2025	4,002,590
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.999%, 1/7/2025	2,504,999
5,015,269	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.619%, 3/7/2026	5,007,702
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 0.999%, 3/7/2026	4,338,318
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.399%, 3/7/2026	1,735,164
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.749%, 3/7/2026	2,654,886
5,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 0.699%, 2/7/2027	4,990,264
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.149%, 2/7/2027	2,999,927
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 1.649%, 2/7/2027	2,528,091
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 1.949%, 2/7/2027	3,599,072
2,346,360	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	2,348,913
6,000,000	[1,2]	Drive Auto Receivables Trust 2015-BA, Class A2B, 0.807%, 12/15/2017	6,000,450
10,220,000	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	10,228,276
3,407,229	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	3,408,953
2,717,186	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	2,715,150
12,190,129	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	12,162,275
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,497,666
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,761,790
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	12,003,382
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,179,875
20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	20,028,507
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,045,009
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,550,607
8,900,000		Ford Credit FloorPlan Master Owner 2013-1, Class A2, 0.587%, 1/15/2018	8,903,261
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,810,365
6,500,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	6,550,152
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,513,895
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$12,599,693	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.592%, 4/10/2028	$12,608,897
8,450,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,481,581
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,805,912
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,046,327
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,186,689
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	10,036,959
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,018,602
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,015,122
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.857%, 5/15/2018	5,422,457
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,559,659
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,045,517
5,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	5,001,837
10,000,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	10,001,987
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,001,598
8,157,067	[1,2]	Motor PLC 2014-1A, Class A1, 0.674%, 8/25/2021	8,155,607
12,750,000	[1,2]	Motor PLC 2015-1A, Class A1, 0.794%, 6/25/2022	12,737,161
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 0.944%, 10/25/2019	6,276,161
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.194%, 10/25/2019	3,991,254
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 1.694%, 10/25/2019	4,009,543
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.494%, 10/25/2019	4,625,828
6,000,000	[1,2]	Nextgear Floorplan Master Owner Trust, Class A, 1.92%, 10/15/2019	6,037,885
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	16,054,513
7,500,000	[1,2]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	7,506,737
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,829,265
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	10,022,127
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.456%, 3/14/2018	5,014,337
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.906%, 8/14/2018	3,990,332
13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.706%, 10/14/2018	13,650,574
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.756%, 2/14/2019	$14,432,096
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,167,649
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,872,212
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,090,373
5,570,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,675,726
5,000,000		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	5,035,034
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,048,660
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	7,000,467
8,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	8,029,719
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,553,728
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.548%, 2/15/2018	10,502,115
		TOTAL	590,686,974
		Credit Card—11.4%
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.998%, 5/15/2020	25,069,532
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 0.907%, 2/16/2021	14,565,139
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.657%, 5/15/2020	9,056,698
18,834,000		American Express Issuance Trust II 2013-1, Class C, 0.898%, 2/15/2019	18,819,731
3,111,000		American Express Issuance Trust II 2013-2, Class B, 0.898%, 8/15/2019	3,117,063
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.587%, 6/15/2021	16,996,537
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 0.537%, 6/15/2020	12,220,443
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 0.567%, 6/15/2022	17,310,260
6,000,000	[1,2]	Cards II Trust, Class A, 0.727%, 7/15/2020	5,997,389
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.457%, 4/15/2019	13,132,547
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.577%, 4/15/2021	14,987,167
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.439%, 2/7/2018	12,000,767
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.476%, 5/26/2020	$15,467,871
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.648%, 4/15/2021	13,522,939
5,000,000		Discover Card Master Trust I 2012—B3, Class B3, 0.657%, 5/15/2018	5,000,300
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.558%, 12/16/2019	17,983,802
10,000,000		First National Master Note Trust 2015-1, Class A, 0.974%, 9/15/2020	10,002,098
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.448%, 2/15/2018	14,447,815
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.628%, 9/15/2018	7,003,331
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.648%, 3/15/2021	20,478,635
5,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	4,999,018
11,078,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	11,063,917
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,602,031
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	6,010,592
12,000,000	[1,2]	Penarth Master Issuer 2013-1A PLC, Class A1, 0.603%, 11/18/2017	11,998,536
4,850,000	[1,2]	Penarth Master Issuer 2015-1A PLC, Class A1, 0.613%, 3/18/2019	4,840,426
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.007%, 6/17/2019	8,022,416
		TOTAL	319,717,000
		Equipment Lease—4.4%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,628,731
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,032,378
7,125,000	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	7,163,717
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,301,935
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,616,177
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,512,598
6,957,978		CNH Equipment Trust 2014-C, Class A2, 0.63%, 12/15/2017	6,954,260
5,000,000	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	5,012,007
3,575,000		GE Equipment Midticket LLC Series 2013-1, Class B, 1.78%, 2/22/2023	3,594,727
5,000,000		GE Equipment Midticket LLC Series 2014-1, Class A4, 1.59%, 8/22/2023	5,029,639
4,800,000	[1,2]	GE Equipment Small Ticket LLC Series 2013-1A, Class A4, 1.39%, 7/24/2020	4,817,574
1,422,815	[1,2]	GE Equipment Small Ticket LLC Series 2014-1A, Class A2, 0.59%, 8/24/2016	1,422,456
5,000,000	[1,2]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	5,020,100
3,150,000		GE Equipment Transportation LLC, Series 2012-1, Class B, 1.16%, 9/22/2020	3,149,959
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$2,634,500		GE Equipment Transportation LLC, Series 2012-2, Class A4, 0.81%, 9/24/2020	$2,634,538
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,004,951
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,908,726
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,202,650
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,003,880
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,111,002
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,378,801
2,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	2,132,915
5,000,000	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	5,001,773
6,858,606	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	6,885,392
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,262,801
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,343,606
3,990,000	[1,2]	Volvo Financial Equipment LLC 2013-1, Class C, 1.62%, 8/17/2020	3,989,964
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,913,322
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,277,570
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,548,328
		TOTAL	123,856,477
		Home Equity Loan—0.2%
130,964		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.554%, 7/25/2035	130,818
4,778,987		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.374%, 2/25/2036	4,630,642
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.934%, 8/25/2034	25,949
131,695		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.214%, 11/25/2034	119,938
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	17,353
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.854%, 2/25/2035	151,546
406,371	[1,2]	Quest Trust 2004—X1, Class A, 0.854%, 3/25/2034	406,896
1,624,621		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,666,439
54,315		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.794%, 8/25/2033	52,375
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	$0
		TOTAL	7,201,956
		Manufactured Housing—0.0%
26,206		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	26,120
		Other—8.1%
6,682,868	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.509%, 6/14/2037	6,580,909
1,110,002	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.459%, 5/10/2032	1,103,732
2,734,497	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.095%, 2/25/2043	2,698,102
15,000,000	[1]	Carlyle Global Market Strategies, Class A, 2.189%, 10/15/2021	15,000,000
2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.656%, 10/20/2017	2,500,109
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.916%, 10/20/2017	5,831,756
6,681,220		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.874%, 10/25/2035	6,550,090
1,143,656	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 0.687%, 5/16/2022	1,142,229
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.145%, 10/25/2025	6,996,920
5,799,605		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.694%, 10/25/2028	5,682,743
3,588,591		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	3,589,503
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.757%, 2/15/2018	8,449,599
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 0.807%, 2/15/2019	14,055,253
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.157%, 2/15/2019	5,978,951
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 0.807%, 10/15/2019	12,934,853
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.057%, 10/15/2019	2,992,883
16,337,731	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.457%, 5/16/2044	17,384,368
6,308,019		SLM Student Loan Trust 2011-1, Class A1, 0.714%, 3/25/2026	6,228,100
4,342,210		SLM Student Loan Trust 2011-2, Class A1, 0.794%, 11/25/2027	4,307,824
1,348,536	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.207%, 10/15/2024	1,350,512
2,390,319	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.607%, 8/15/2025	2,402,743
2,951,808	[1,2]	SLM Student Loan Trust 2012-B, Class A1, 1.307%, 12/15/2021	2,952,621
10,978,269	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.307%, 8/15/2023	10,998,613
3,948,166	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.957%, 10/16/2023	3,948,676
6,100,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.257%, 5/17/2027	6,113,864
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	$6,926,127
7,415,183	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 0.857%, 7/15/2022	7,408,079
1,665,000	[1,2]	SLM Student Loan Trust 2013-B, Class A2B, 1.307%, 6/17/2030	1,662,422
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,815,833
1,534,678	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.048%, 2/15/2022	1,535,263
7,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.598%, 10/15/2031	7,070,851
7,500,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.357%, 1/15/2026	7,552,206
517,659	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	520,399
1,059,463	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,074,047
3,309,047	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	3,337,702
6,097,938	[1,2]	Sierra Receivables Funding Co. LLC, 2015-1A, Class A, 2.40%, 3/22/2032	6,173,088
1,175,053	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	1,179,246
3,042,598	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	3,059,082
1,003,597	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 1.794%, 6/25/2025	1,014,116
3,240,964	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.444%, 8/25/2032	3,242,601
8,092,169	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.394%, 3/25/2033	8,078,909
1,075,269		South Texas Higher Education Authority, Class A1, 0.784%, 10/1/2020	1,073,361
		TOTAL	228,498,285
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,269,742,243)	1,269,986,812
		CORPORATE BONDS—30.2%
		Basic Industry - Chemicals—0.4%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	2,511,550
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,509,775
		TOTAL	11,021,325
		Basic Industry - Metals & Mining—0.5%
3,500,000	[1,2]	Anglo American Capital PLC, Floating Rate Note - Sr. Note, Series 144A, 1.239%, 4/15/2016	3,497,610
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note - Sr. Note, 0.577%, 9/30/2016	998,498
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,066,256
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note - Sr. Note, 1.174%, 6/17/2016	4,753,928
		TOTAL	13,316,292
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.1%
$3,946,000		Masco Corp., Sr. Unsecd. Note, 6.125%, 10/3/2016	$4,113,784
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,514,945
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	9,971,390
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	1,334,050
		TOTAL	13,820,385
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	10,021,734
		Communications - Media & Entertainment—1.1%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,090,096
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,964,320
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,232,529
1,870,000	[1,2]	McGraw Hill Financial Inc., Sr. Unsecd. Note, Series 144A, 2.50%, 8/15/2018	1,885,601
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,760,598
10,000,000		Walt Disney Co., Floating Rate Note - Sr. Note, Series GMTN, 0.635%, 5/30/2019	9,965,930
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 0.45%, 12/1/2015	5,000,470
		TOTAL	29,899,544
		Communications - Telecom Wireless—0.6%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.336%, 9/12/2016	8,579,734
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,368,109
		TOTAL	15,947,843
		Communications - Telecom Wirelines—1.1%
6,000,000		AT&T, Inc., Floating Rate Note - Sr. Note, 0.699%, 2/12/2016	5,994,744
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,718,224
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,186,840
7,000,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.104%, 6/17/2019	6,959,498
3,680,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.086%, 9/14/2018	3,786,411
		TOTAL	30,645,717
		Consumer Cyclical - Automotive—2.7%
1,265,000		American Honda Finance Corp., Floating Rate Note - Sr. Note, 0.784%, 10/7/2016	1,269,106
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note - Sr. Note, Series 144A, 0.707%, 5/26/2016	$6,009,858
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,007,452
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 0.454%, 9/2/2016	4,999,155
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 0.682%, 3/10/2017	6,946,751
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 1.160%, 8/1/2018	7,725,030
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 0.640%, 8/1/2017	8,906,283
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	6,029,610
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.026%, 9/26/2016	8,502,720
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	7,126,313
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note - Sr. Note, Series 144A, 0.699%, 5/23/2017	9,542,770
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 0.773%, 11/20/2017	4,645,830
		TOTAL	75,710,878
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,483,000
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,503,975
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	2,002,280
		TOTAL	4,506,255
		Consumer Cyclical - Services—0.5%
9,000,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 0.845%, 11/28/2017	8,959,491
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,776,712
		TOTAL	15,736,203
		Consumer Non-Cyclical - Food/Beverage—1.8%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,623,750
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,302,931
12,000,000		Mondelez International, Inc., Floating Rate Note - Sr. Note, 0.820%, 2/1/2019	11,710,512
2,000,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	2,034,064
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note - Sr. Note, Series 144A, 0.990%, 8/1/2018	$9,463,776
11,235,000		Tyson Foods, Inc., 6.60%, 4/1/2016	11,544,760
		TOTAL	50,679,793
		Consumer Non-Cyclical - Health Care—0.6%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.564%, 10/6/2017	10,353,491
7,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 0.787%, 6/15/2016	6,998,467
		TOTAL	17,351,958
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	1,995,848
		Consumer Non-Cyclical - Supermarkets—0.3%
7,500,000		Kroger Co., Sr. Unsecd. Note, 0.819%, 10/17/2016	7,497,465
		Consumer Non-Cyclical - Tobacco—0.3%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,045,932
3,335,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 2.30%, 8/21/2017	3,367,366
		TOTAL	7,413,298
		Energy - Independent—0.6%
5,540,000		Canadian Natural Resources Ltd., Floating Rate Note - Sr. Note, 0.702%, 3/30/2016	5,528,466
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,592,271
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,754,435
		TOTAL	17,875,172
		Energy - Integrated—1.7%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,000,000
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,059,000
6,000,000		BP Capital Markets PLC, Floating Rate Note - Sr. Note, 0.956%, 9/26/2018	5,961,324
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,031,515
10,000,000		Chevron Corp., Unsecd. Note, 0.851%, 11/15/2021	9,901,230
3,000,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	2,951,250
8,750,000		Petroleos Mexicanos, Floating Rate Note - Sr. Note, 2.307%, 7/18/2018	8,692,862
7,000,000		Statoil ASA, Floating Rate Note - Sr. Note, 0.611%, 5/15/2018	6,944,631
		TOTAL	47,541,812
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.3%
$4,309,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.50%, 3/1/2016	$4,349,673
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,369,469
		TOTAL	7,719,142
		Energy - Oil Field Services—0.2%
4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	4,694,297
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	1,996,898
		TOTAL	6,691,195
		Financial Institution - Banking—9.4%
7,500,000		American Express Co., Floating Rate Note - Sr. Note, 0.919%, 5/22/2018	7,495,170
2,600,000		American Express Credit Corp., 0.619%, 9/22/2017	2,588,084
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,124,720
16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.960%, 2/1/2019	15,949,360
3,500,000		Bank of America Corp., Floating Rate Note - Sr. Note, 1.329%, 1/15/2019	3,529,677
3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.939%, 8/25/2017	3,596,486
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.139%, 3/22/2016	5,009,580
10,000,000		Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 0.883%, 4/9/2018	10,006,150
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.813%, 9/11/2019	7,854,449
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,572,584
3,750,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,741,836
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,132,582
5,000,000		Citigroup, Inc., 0.799%, 8/14/2017	4,979,775
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	4,997,990
8,000,000		Citigroup, Inc., Floating Rate Note - Sr. Note, 1.074%, 4/1/2016	8,010,296
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	7,001,960
10,000,000		Fifth Third Bancorp, Floating Rate Note - Sr. Note, Series BKNT, 0.834%, 11/18/2016	9,993,200
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	4,999,125
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.421%, 11/15/2018	15,101,475
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.454%, 4/23/2020	3,763,882
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.626%, 6/23/2017	1,987,260
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	$4,791,187
6,750,000		Huntington National Bank, Floating Rate Note - Sr. Note, 0.718%, 4/24/2017	6,708,184
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 0.924%, 1/28/2019	7,825,312
2,450,000		MUFG Union Bank, N.A., Floating Rate Note - Sr. Note, 1.076%, 9/26/2016	2,453,744
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.595%, 7/25/2017	12,993,487
6,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, 1.143%, 1/24/2019	6,008,466
2,725,000		Morgan Stanley, Floating Rate Note - Sr. Note, 1.579%, 2/25/2016	2,731,679
10,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, Series GMTN, 1.575%, 4/25/2018	10,147,120
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.435%, 1/27/2020	2,017,084
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note - Sr. Note, Series 144A, 0.774%, 5/13/2016	10,017,930
4,500,000		PNC Bank, N.A., Floating Rate Note - Sr. Note, 0.604%, 1/28/2016	4,503,100
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note - Sr. Note, Series GMTN, 0.702%, 3/8/2016	5,305,173
10,000,000		Royal Bank of Canada, Montreal, Sr. Unsecd. Note, Series GMTN, 0.536%, 10/13/2017	9,966,650
12,000,000		U.S. Bank, N.A., Series BKNT, 0.533%, 9/11/2017	11,955,324
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.774%, 10/28/2019	4,972,810
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	5,000,275
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.592%, 9/8/2017	9,961,090
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.037%, 7/30/2018	15,043,080
		TOTAL	263,837,336
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
7,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 3.875%, 11/9/2015	7,018,200
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,565,725
		TOTAL	16,583,925
		Financial Institution - Finance Companies—0.2%
5,000,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, Series GMTN, 0.796%, 1/14/2019	5,002,315
		Financial Institution - Insurance - Life—2.3%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,451,547
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note - Sr. Secured Note, Series 144A, 0.663%, 4/10/2017	22,004,664
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note - Sr. Note, Series 144A, 0.644%, 5/23/2016	6,513,150
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$12,000,000	[1,2]	New York Life Global Funding, Series 144A, 0.617%, 12/15/2017	$12,036,456
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	6,014,898
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,020,175
2,650,000	[1,2]	Principal Life Global Funding II, Floating Rate Note - Sr. Note, Series 144A, 0.697%, 5/27/2016	2,651,897
11,000,000		Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.101%, 8/15/2018	10,893,025
		TOTAL	65,585,812
		Financial Institution - Insurance - P&C—0.3%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,019,692
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	3,007,497
		TOTAL	9,027,189
		Technology—2.2%
3,750,000		Apple, Inc., Floating Rate Note - Sr. Note, 0.550%, 5/3/2018	3,754,155
5,000,000		Apple, Inc., Floating Rate Note - Sr. Note, 0.601%, 5/6/2019	4,998,705
11,000,000		Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.824%, 3/1/2019	10,976,163
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,363,273
10,000,000		HP Enterprise Co., Sr. Unsecd. Note, Series 144A, 0.000%, 10/5/2017	10,000,000
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,983,392
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,011,430
3,500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	3,516,698
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	2,003,492
8,000,000		Oracle Corp., Floating Rate Note - Sr. Note, 0.869%, 1/15/2019	8,011,488
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,961,911
		TOTAL	62,580,707
		Transportation - Railroads—0.3%
9,000,000		Kansas City Southern de Mexico SA de CV, Floating Rate Note - Sr. Note, 0.994%, 10/28/2016	8,953,488
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,117,060
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.60%, 3/1/2016	2,021,608
		TOTAL	7,138,668
		Utility - Electric—0.4%
6,000,000		Duke Energy Corp., Floating Rate Note - Sr. Note, 0.664%, 4/3/2017	5,985,318
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	$1,153,794
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	3,039,600
		TOTAL	10,178,712
		Utility - Natural Gas—0.2%
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	6,995,184
		TOTAL CORPORATE BONDS (IDENTIFIED COST $851,150,919)	849,871,979
		MUNICIPAL BONDS—0.9%
		Municipal Services—0.6%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,474,510
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.897% Bonds, 11/1/2017	10,026,600
		TOTAL	16,501,110
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.697% TOBs 7/1/2017	7,498,125
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $23,950,000)	23,999,235
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
520,418		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $550,179)	613,015
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.8%
		Commercial Mortgage—3.7%
10,600,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.957%, 6/15/2033	10,517,759
221,318	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	221,282
3,131,373		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,131,750
823,466	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	825,116
4,332,797	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	4,190,654
2,118,794	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	2,001,254
1,659,407	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	1,666,977
44,291	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	44,293
25,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.707%, 12/15/2028	24,746,632
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.857%, 11/15/2045	$25,001,202
1,830,160		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	1,829,552
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.983%, 4/10/2046	14,973,660
1,628,886		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	1,633,601
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.407%, 6/15/2045	5,141,532
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.257%, 7/15/2046	8,028,713
		TOTAL	103,953,977
		Federal Home Loan Mortgage Corporation—1.2%
37,522		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.557%, 2/15/2018	37,615
3,599,570		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.607%, 6/15/2034	3,619,721
1,032,637		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.507%, 4/15/2035	1,036,892
2,155,184		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.727%, 12/15/2035	2,180,927
739,239		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.667%, 2/15/2034	745,670
2,887,208		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.617%, 5/15/2036	2,905,612
1,115,862		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.587%, 5/15/2036	1,122,534
704,696		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.692%, 8/15/2035	710,752
175,531		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.607%, 7/15/2036	176,432
1,282,169		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.507%, 9/15/2036	1,284,371
1,236,682		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.607%, 7/15/2036	1,241,348
408,402		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.607%, 7/15/2036	411,358
898,604		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.657%, 7/15/2037	902,696
3,988,193		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.807%, 11/15/2037	4,036,250
3,170,152		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.627%, 11/15/2037	3,191,691
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$479,135		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.957%, 7/15/2036	$487,000
1,153,987		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.117%, 7/15/2037	1,182,448
1,786,330		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	1,816,062
6,466,711		Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.572%, 4/25/2020	6,481,971
		TOTAL	33,571,350
		Federal National Mortgage Association—0.6%
391,336		Federal National Mortgage Association REMIC 2002-77 FA, 1.213%, 12/18/2032	401,034
1,150,023		Federal National Mortgage Association REMIC 2006-119 CF, 0.494%, 12/25/2036	1,152,439
970,378		Federal National Mortgage Association REMIC 2006-44 FK, 0.624%, 6/25/2036	977,483
4,156,987		Federal National Mortgage Association REMIC 2006-61 FQ, 0.594%, 7/25/2036	4,179,812
937,247		Federal National Mortgage Association REMIC 2006-79 DF, 0.544%, 8/25/2036	941,835
2,353,021		Federal National Mortgage Association REMIC 2006-81 FB, 0.544%, 9/25/2036	2,363,982
2,002,327		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.414%, 2/25/2046	1,985,165
1,496,878		Federal National Mortgage Association REMIC 2007-88 FY, 0.654%, 9/25/2037	1,505,452
805,781		Federal National Mortgage Association REMIC 2007-97 FE, 0.644%, 7/25/2037	812,190
493,805		Federal National Mortgage Association REMIC 2008-69 FB, 1.194%, 6/25/2037	507,230
446,794		Federal National Mortgage Association REMIC 2009-42 FG, 0.994%, 5/25/2039	452,314
106,770		Federal National Mortgage Association REMIC 2009-63 FB, 0.694%, 8/25/2039	107,445
1,112,999		Federal National Mortgage Association REMIC 2009-69 F, 1.044%, 4/25/2037	1,137,948
		TOTAL	16,524,329
		Government Agency—0.4%
5,303,101	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	5,253,252
4,132,273		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.714%, 3/9/2021	4,132,348
1,544,203		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.638%, 1/8/2020	1,550,657
		TOTAL	10,936,257
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—1.2%
$15,745,501		Government National Mortgage Association REMIC 2012-H31 FA, 0.542%, 11/20/2062	$15,689,825
9,142,409		Government National Mortgage Association REMIC 2013-H16 FA, 0.732%, 7/20/2063	9,173,502
9,963,599		Government National Mortgage Association REMIC 2013-H17 FA, 0.742%, 7/20/2063	10,001,271
		TOTAL	34,864,598
		Non-Agency Mortgage—2.7%
5,483,333	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.021%, 5/17/2060	5,490,769
35,483		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.497%, 2/25/2033	34,961
236,191	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.328%, 2/3/2029	198,516
95,372		Chaseflex Trust 2006-1, Class A2A, 4.798%, 6/25/2036	94,773
292,030		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.746%, 11/20/2035	98,492
2,607,646	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.687%, 10/18/2054	2,608,611
357,226		Impac CMB Trust 2004-7, Class 1A2, 1.114%, 11/25/2034	335,309
539,680		Impac CMB Trust 2004-9, Class 1A2, 1.074%, 1/25/2035	394,904
6,544,301	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.729%, 12/22/2054	6,555,734
13,567,574	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.829%, 12/22/2054	13,541,972
1,049,739		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.907%, 11/15/2031	1,012,025
122,249		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	122,096
326,117		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	335,784
658,289		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	669,873
2,117,095		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,996,495
4,521,637		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,204,539
8,952,562		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	8,637,268
8,061,518		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	7,743,934
500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.842%, 1/21/2055	500,245
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 0.842%, 1/21/2070	17,641,562
1,789,381	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.57%, 12/25/2059	1,779,743
997,894		Washington Mutual 2006-AR1, Class 2A1B, 1.254%, 1/25/2046	891,354
1,450,795		Washington Mutual 2006-AR15, Class 1A, 1.039%, 11/25/2046	1,186,877
779,518		Washington Mutual 2006-AR17, Class 1A, 1.003%, 12/25/2046	607,947
Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage—continued
$190,604	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.655%, 7/25/2034	$195,868
	TOTAL	76,879,651
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $278,818,508)	276,730,162
	INVESTMENT COMPANIES—14.5%[4]
5,761,930	Federated Bank Loan Core Fund	57,446,444
793,932	Federated Mortgage Core Portfolio	7,907,561
277,916,487	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%[5]	277,916,487
708,600	Federated Project and Trade Finance Core Fund	6,618,321
9,810,020	High Yield Bond Portfolio	59,056,320
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $411,940,886)	408,945,133
	TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $2,841,042,371)[6]	2,835,185,494
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[7]	(20,744,722)
	TOTAL NET ASSETS—100%	$2,814,440,772
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 2-Year Short Futures	1,750	$383,304,688	December 2015	$(632,999)
[8]United States Treasury Notes 5-Year Short Futures	250	$30,128,906	December 2015	$(227,233)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(860,232)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $1,015,290,823, which represented 36.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2015, these liquid restricted securities amounted to $1,000,074,954, which represented 35.5% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
Annual Shareholder Report

6	The cost of investments for federal tax purposes amounts to $2,841,602,072.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$5,039,158	$—	$5,039,158
Asset-Backed Securities	—	1,269,969,459	17,353	1,269,986,812
Corporate Bonds	—	849,871,979	—	849,871,979
Municipal Bonds	—	23,999,235	—	23,999,235
Mortgage-Backed Security	—	613,015	—	613,015
Collateralized Mortgage Obligations	—	276,730,162	—	276,730,162
Investment Companies[1]	277,916,487	131,028,646[2]	—	408,945,133
TOTAL SECURITIES	$277,916,487	$2,557,251,654	$17,353	$2,835,185,494
OTHER FINANCIAL INSTRUMENTS[3]	$(860,232)	$—	$—	$(860,232)
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $129,721,974 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.17	$9.15	$9.23	$9.15	$9.22
Income From Investment Operations:
Net investment income	0.05	0.07	0.09	0.12	0.14[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.08)	0.01	(0.08)	0.07	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.08	0.01	0.19	0.06
Less Distributions:
Distributions from net investment income	(0.05)	(0.06)	(0.09)	(0.11)	(0.13)
Net Asset Value, End of Period	$9.09	$9.17	$9.15	$9.23	$9.15
Total Return[2]	(0.32)%	0.85%	0.10%	2.26%	0.67%
Ratios to Average Net Assets:
Net expenses	0.91%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.50%	0.56%	0.90%	1.34%	1.48%
Expense waiver/reimbursement[3]	0.19%	0.20%	0.34%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$312,778	$385,690	$568,466	$456,913	$377,029
Portfolio turnover	21%	25%	26%	31%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.16	$9.14	$9.23	$9.15	$9.22
Income From Investment Operations:
Net investment income	0.10	0.11	0.14	0.17	0.19[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.07)	0.02	(0.09)	0.08	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.13	0.05	0.25	0.11
Less Distributions:
Distributions from net investment income	(0.10)	(0.11)	(0.14)	(0.17)	(0.18)
Net Asset Value, End of Period	$9.09	$9.16	$9.14	$9.23	$9.15
Total Return[2]	0.33%	1.41%	0.54%	2.82%	1.23%
Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.05%	1.10%	1.43%	1.90%	2.04%
Expense waiver/reimbursement[3]	0.19%	0.20%	0.33%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,354,930	$2,497,825	$1,796,713	$1,050,985	$818,994
Portfolio turnover	21%	25%	26%	31%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.17	$9.15	$9.23	$9.15	$9.22
Income From Investment Operations:
Net investment income	0.05	0.07	0.11	0.13	0.14[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.07)	0.02	(0.09)	0.07	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.09	0.02	0.20	0.07
Less Distributions:
Distributions from net investment income	(0.06)	(0.07)	(0.10)	(0.12)	(0.14)
Net Asset Value, End of Period	$9.09	$9.17	$9.15	$9.23	$9.15
Total Return[2]	(0.23)%	0.95%	0.20%	2.36%	0.77%
Ratios to Average Net Assets:
Net expenses	0.81%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.60%	0.65%	0.98%	1.51%	1.55%
Expense waiver/reimbursement[3]	0.23%	0.24%	0.36%	0.43%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,733	$175,803	$203,390	$93,680	$120,661
Portfolio turnover	21%	25%	26%	31%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2015
Assets:
Total investment in securities, at value including $408,945,133 of investment in affiliated holdings (Note 5) (identified cost $2,841,042,371)		$2,835,185,494
Cash		348
Cash denominated in foreign currencies (identified cost $14,774)		11,464
Restricted cash (Note 2)		1,362,500
Income receivable		4,249,459
Receivable for shares sold		5,332,969
Receivable for daily variation margin		119,108
TOTAL ASSETS		2,846,261,342
Liabilities:
Payable for investments purchased	$10,000,000
Payable for shares redeemed	20,945,442
Income distribution payable	325,280
Payable for distribution services fee (Note 5)	102,941
Payable for other service fees (Notes 2 and 5)	102,849
Accrued expenses (Note 5)	344,058
TOTAL LIABILITIES		31,820,570
Net assets for 309,665,235 shares outstanding		$2,814,440,772
Net Assets Consist of:
Paid-in capital		$2,846,631,078
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(6,720,419)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(25,952,114)
Undistributed net investment income		482,227
TOTAL NET ASSETS		$2,814,440,772
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($312,777,677 ÷ 34,401,609 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.09
Offering price per share (100/98.00 of $9.09)	$9.28
Redemption proceeds per share	$9.09
Institutional Shares:
Net asset value per share ($2,354,929,979 ÷ 259,121,702 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share	$9.09
Service Shares:
Net asset value per share ($146,733,116 ÷ 16,141,924 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share	$9.09
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2015
Investment Income:
Interest			$35,493,819
Dividends received from affiliated holdings (Note 5)			7,130,792
TOTAL INCOME			42,624,611
Expenses:
Investment adviser fee (Note 5)		$12,091,318
Administrative fee (Note 5)		2,365,572
Custodian fees		114,999
Transfer agent fee		1,441,078
Directors'/Trustees' fees (Note 5)		25,446
Auditing fees		31,969
Legal fees		8,981
Portfolio accounting fees		204,665
Distribution services fee (Note 5)		1,499,382
Other service fees (Notes 2 and 5)		1,304,540
Share registration costs		105,835
Printing and postage		51,031
Taxes		198,942
Miscellaneous (Note 5)		23,069
TOTAL EXPENSES		19,466,827
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,686,532)
Waiver of other operating expenses	(73,157)
TOTAL WAIVERS AND REIMBURSEMENT		(5,759,689)
Net expenses			13,707,138
Net investment income			$28,917,473
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments	$(5,156,657)
Net realized loss on futures contracts	(5,434,266)
Net realized loss on swap contracts	(135,507)
Realized gain distribution from affiliated investment company shares (Note 5)	713,625
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(11,964,176)
Net change in unrealized appreciation of futures contracts	(940,576)
Net change in unrealized depreciation of swap contracts	50,052
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(22,867,505)
Change in net assets resulting from operations	$6,049,968
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,917,473	$26,091,734
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(10,012,805)	(2,863,638)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(12,854,700)	9,655,423
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,049,968	32,883,519
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,019,738)	(3,078,396)
Institutional Shares	(27,547,268)	(23,844,818)
Service Shares	(1,065,627)	(1,242,550)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,632,633)	(28,165,764)
Share Transactions:
Proceeds from sale of shares	2,301,353,081	2,570,379,798
Net asset value of shares issued to shareholders in payment of distributions declared	25,558,028	21,683,998
Cost of shares redeemed	(2,547,205,304)	(2,106,032,504)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(220,294,195)	486,031,292
Change in net assets	(244,876,860)	490,749,047
Net Assets:
Beginning of period	3,059,317,632	2,568,568,585
End of period (including undistributed net investment income of $482,227 and $2,122,258, respectively)	$2,814,440,772	$3,059,317,632
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2015
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Annual Shareholder Report

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$905,382
Service Shares	399,158
TOTAL	$1,304,540
For the year ended September 30, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage sector/asset class risk by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At September 30, 2015, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $10,280,769. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts
Annual Shareholder Report

are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $438,918,420. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2015, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
Annual Shareholder Report

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.153%, 10/15/2021	5/22/2014	$15,000,000	$15,000,000
C-BASS ABS LLC (Series 1999-3), Class B1, 6.304%, 2/3/2029	7/9/1999	$193,344	$198,516
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$17,353
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(860,232)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Purchased Options	Total
Interest rate contracts	$—	$(5,434,266)	$5,250	$(5,429,016)
Credit contracts	(135,507)	—	—	(135,507)
TOTAL	$(135,507)	$(5,434,266)	$5,250	$(5,564,523)
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(940,576)	$(940,576)
Credit contracts	50,052	—	50,052
TOTAL	$50,052	$(940,576)	$(890,524)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	32,449,870	$296,596,661	33,328,366	$305,623,278
Shares issued to shareholders in payment of distributions declared	211,720	1,934,587	324,538	2,974,822
Shares redeemed	(40,326,474)	(368,530,127)	(53,716,217)	(492,511,379)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,664,884)	$(69,998,879)	(20,063,313)	$(183,913,279)

Year Ended September 30	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	215,708,267	$1,969,905,296	238,534,562	$2,186,439,657
Shares issued to shareholders in payment of distributions declared	2,477,461	22,621,252	1,922,805	17,622,395
Shares redeemed	(231,637,781)	(2,115,097,943)	(164,356,713)	(1,506,189,640)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(13,452,053)	$(122,571,395)	76,100,654	$697,872,412

Year Ended September 30	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,814,344	$34,851,124	8,540,493	$78,316,863
Shares issued to shareholders in payment of distributions declared	109,722	1,002,189	118,579	1,086,781
Shares redeemed	(6,962,117)	(63,577,234)	(11,714,871)	(107,331,485)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,038,051)	$(27,723,921)	(3,055,799)	$(27,927,841)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(24,154,988)	$(220,294,195)	52,981,542	$486,031,292
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards, partnership income reclassification, swap income reclassifications and short-term capital gain reclassifications.
For the year ended September 30, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,881,559)	$75,129	$2,806,430
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2015 and 2014, was as follows:
	2015	2014
Ordinary income	$30,632,633	$28,165,764
As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$482,227
Net unrealized depreciation	$(6,419,888)
Capital loss carryforwards	$(26,252,645)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales.
At September 30, 2015, the cost of investments for federal tax purposes was $2,841,602,072. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities, and (b) futures contracts was $6,416,578. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,109,291 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,525,869.
At September 30, 2015, the Fund had a capital loss carryforward of $26,252,645 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$8,111,208	$11,365,402	$19,476,610
2016	$2,623,709	NA	$2,623,709
2017	$3,321,296	NA	$3,321,296
2018	$831,030	NA	$831,030
During the year ended September 30, 2015, the Fund had expired capital loss carryforwards of $2,881,559.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2015, the Adviser voluntarily waived $5,586,878 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,091,881	$—
Service Shares	407,501	(73,157)
TOTAL	$1,499,382	$(73,157)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2015, FSC retained $1,070,689 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2015, FSC retained $118 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended September 30, 2015, FSSC received $9,494 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Shareholder Report

Interfund Transactions
During the six months ended September 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,011,040 and $60,533,573, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2015, the Adviser reimbursed $99,654. Transactions involving the affiliated holdings during the year ended September 30, 2015, were as follows:
	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2014	5,499,655	771,573	96,847,585	682,137	9,080,116	112,881,066
Purchases/Additions	262,275	22,359	1,649,409,283	26,463	729,904	1,650,450,284
Sales/Reductions	—	—	(1,468,340,381)	—	—	(1,468,340,381)
Balance of Shares Held 9/30/2015	5,761,930	793,932	277,916,487	708,600	9,810,020	294,990,969
Value	$57,446,444	$7,907,561	$277,916,487	$6,618,321	$59,056,320	$408,945,133
Dividend Income	$2,644,867	$222,891	$77,798	$249,132	$3,936,104	$7,130,792
Realized Gain Distribution	$—	$—	$—	$—	$713,625	$713,625
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2015, were as follows:
Purchases	$603,763,528
Sales	$684,427,351
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2015, there were no outstanding loans. During the year ended September 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2015, there were no outstanding loans. During the year ended September 30, 2015, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF directors OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED ultrashort bond fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc. as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Ultrashort Bond Fund as of September 30, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$997.00	$4.56
Institutional Shares	$1,000	$999.80	$1.80
Service Shares	$1,000	$997.50	$4.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.51	$4.61
Institutional Shares	$1,000	$1,023.26	$1.83
Service Shares	$1,000	$1,020.01	$4.10
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.36%
Service Shares	0.81%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Indefinite Term Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: October 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
29291 (11/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $90,640

Fiscal year ended 2014 - $88,900

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $15

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $84 and $4,922 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting. Fiscal year ended 2014- Audit consent fees related to N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015- $53,769

Fiscal year ended 2014- $112,484

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015